Summary of Significant Accounting Policies (Basis of Preparation, New Standards and Interpretations Not Yet Adopted) (Details) - CNY (¥) ¥ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitments		¥ 84,746	¥ 68,310
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitments	¥ 84,746
Commitments relate to short-term leases	315
Estimated right-of-use assets	76,852
Estimated lease liabilities	¥ 76,731